Events After the Reporting Period (Details) - Events after the Reporting Period [Member]	Aug. 20, 2025 USD ($)	Jul. 23, 2025 USD ($)	Aug. 20, 2025 CHF (SFr)	Jul. 23, 2025 CHF (SFr)
Events After the Reporting Period [Line Items]
Loan amount	$ 186,570	$ 252.36	SFr 150,000	SFr 200,000
Percentage of conversion price	5.00%	5.00%	5.00%	5.00%
Mature date	November 24, 2025	October 23, 2025